GMACM HOME LOAN TRUST 2006-HLTV1
                 GMACM Home Loan-Backed Term Notes, Series 2006-HLTV1

Cut-Off Period Date                              06/30/06
Determination Date                               07/20/06
Record Date                                      07/24/06
Payment Date                                     07/25/06
Actual Days in Accrual Period (30/360)                 29
Accrual Period (30/360)                                30

SERVICING CERTIFICATE
Beginning Pool Balance                     217,745,887.69
Beginning PFA                                        0.00
Ending Pool Balance                        212,475,018.49
Ending PFA Balance                                      -
Principal Collections                        5,270,869.20
Principal Draws                                         -
Net Principal Collections                    5,270,869.20

Active Loan Count                                   4,469

Net Interest Collections                     2,242,273.02

Weighted Average Net Loan Rate                  12.31100%
Substitution Adjustment Amount                       0.00

Excess Spread Cash                           1,192,104.09

                                       BEGINNING              ENDING                                                     INTEREST
TERM NOTES                              BALANCE              BALANCE            FACTOR       PRINCIPAL     INTEREST     SHORTFALLS
----------                              -------              -------            ------       ---------     ---------    ----------
Class A-1                                   79,477,628.94    73,014,655.65     0.7765616   6,462,973.29   347,168.22          0.00
Class A-2                                   28,687,000.00    28,687,000.00     1.0000000           0.00   133,155.49          0.00
Class A-3                                   36,622,000.00    36,622,000.00     1.0000000           0.00   170,597.48          0.00
Class A-4                                   41,632,000.00    41,632,000.00     1.0000000           0.00   201,568.27          0.00
Class A-5                                   28,901,170.00    28,901,170.00     1.0000000           0.00   144,746.69          0.00

Certificates                                         -               -              -                 -         0.00            -

                                           SECURITY
TERM NOTES (CONTINUED)                         %        COUPON
----------                                     -        ------
Class A-1                                     31.76%     5.4225%
Class A-2                                     12.48%     5.5700%
Class A-3                                     15.93%     5.5900%
Class A-4                                     18.11%     5.8100%
Class A-5                                     12.57%     6.0100%

Certificates                                       -          -





Beginning Overcollateralization Amount       2,426,088.75
Overcollateralization Amount Increase (Decrea1,192,104.09
Outstanding Overcollateralization Amount     3,618,192.84
Target Overcollateralization Amount         13,791,910.22

Credit Enhancement Draw Amount                       0.00
Unreimbursed Credit Enhancer Prior Draws             0.00


                                                                     NUMBER           PERCENT     FORECLOSURE            BANKRUPTCY
                                                  BALANCE           OF LOANS        OF BALANCE       UNITS     DOLLARS     UNITS
                                                  -------           --------        ----------       -----     -------     -----
Delinquent Loans (30 Days)*                  1,026,124.05              23              0.48%           0           -           4
Delinquent Loans (60 Days)*                    651,423.02              12              0.31%           0           -           2
Delinquent Loans (90 Days)*                    135,342.03              2               0.06%           0           -           3
Delinquent Loans (120 Days)*                   169,929.31              3               0.08%           0           -           1
Delinquent Loans (150 Days)*                            -              0               0.00%           0           -           0
Delinquent Loans (180+ Days)*                           -              0               0.00%           0           -           0
REO                                                     -              0               0.00%
Foreclosures                                            -              0               0.00%
Bankruptcies                                   826,788.77              18              0.39%



                                                           REO
(CONTINUED)                                  DOLLARS      UNITS     DOLLARS
                                             -------      -----     -------
Delinquent Loans (30 Days)*                  153,753.50     0           -
Delinquent Loans (60 Days)*                  106,356.46     0           -
Delinquent Loans (90 Days)*                  169,472.00     0           -
Delinquent Loans (120 Days)*                  24,500.00     0           -
Delinquent Loans (150 Days)*                          -     0           -
Delinquent Loans (180+ Days)*                         -     0           -
REO
Foreclosures
Bankruptcies


*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                               LIQUIDATION TO-DATE
Beginning Cumulative Loss Amount                     0.00
Current Month Loss Amount                            0.00
Current Month Recoveries                             0.00
                              ----------------------------
Ending Cumulative Loss Amount                        0.00                         0.00


                               NET RECOVERIES TO DATE
Beginning Cumulative Net Principal Recovery Amount   0.00
Current Month Net Principal Recovery Amount          0.00
                              ----------------------------
Ending Cumulative Net Principal Recovery Amount      0.00

                                    SPECIAL HAZARD                   FRAUD           BANKRUPTCY
Beginning Amount                                     0.00            0.00              0.00
Current Month Loss Amount                            0.00            0.00              0.00
Ending Amount                                           -               -                 -

Extraordinary Event Losses                           0.00
Excess Loss Amounts                                  0.00

Current Month Repurchases Units                         0
Current Month Repurchases ($)                        0.00




CASH FLOWS RECEIVED
Principal Collections                        5,270,869.20
Interest Collections                         2,333,000.47
Servicer Advances                                    0.00
Substitution Adjustment Amount                       0.00
Recovery Amounts                                     0.00
                              ----------------------------
TOTAL CASH FLOWS RECEIVED                    7,603,869.67

CASH FLOWS DISTRIBUTED
Principal Distribution                       6,462,973.29
Interest Distribution                          997,236.15
Residual Amount - Certificates                       0.00
Servicer Advances - Reimbursement                    0.00
GMACM Service Fee                               90,727.45
GMACM Recovery Fee                                   0.00
Credit Enhancer Fee - FGIC                      52,932.78
                              ----------------------------
TOTAL CASH FLOWS DISTRIBUTED                 7,603,869.67

NET CASH FLOWS REMAINING                             0.00

TRIGGER ANALYSIS

Step Down Date                                  NO

Cumulative Liquidation Loss Amount Percentage   0.00%
Target Liquidation Loss Percentage              0.00%
Liquidation Loss Amount Trigger                 NO

6 month Average Liquidation Loss Amount         0.00
60 Percent Remaining in Note Payment Account    715,262.45
6 months Liquidation Loss Amount Trigger        NO

Step Up Date - Class A-5                        NO